3. Furniture and Equipment (Tables)	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and Equipment
	March 31, 2015	December 31, 2014

Office Equipment	$120,759	$120,759
Furniture and Fixtures	30,560	29,070
Total	151,320	149,829
Less: Accumulated Depreciation	(22,625)	(17,221)
Property and Equipment - net	$128,695	$132,609